UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

1.808792.106

SI-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.0%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 18,678
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,610	4,256
TOTAL CONSUMER DISCRETIONARY			22,934
ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,431
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	18,729
Chesapeake Energy Corp. 2.5% 5/15/37		16,670	14,591
Massey Energy Co. 3.25% 8/1/15		30,040	26,552
			59,872
TOTAL ENERGY			62,303
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		14,400	14,445
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	28,343
TOTAL CONVERTIBLE BONDS			128,025
Nonconvertible Bonds - 34.6%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		2,950	3,016
10.75% 8/15/16 (f)		760	836
Cooper-Standard Automotive, Inc. 8.5% 5/1/18 (f)		1,775	1,850
Lear Corp.:
7.875% 3/15/18		1,380	1,459
8.125% 3/15/20		1,530	1,629
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,923
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Stoneridge, Inc. 9.5% 10/15/17 (f)		$ 2,330	$ 2,400
Tenneco, Inc.:
7.75% 8/15/18 (f)		1,545	1,589
8.125% 11/15/15		1,185	1,240
8.625% 11/15/14		11,065	11,342
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,466
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		5,515	5,598
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	353
7.25% 3/15/17 (f)		240	255
8.875% 12/1/17 (f)		1,550	1,705
			41,661
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (b)		9,670	2,998
7.7% 4/15/16 (b)		5,999	1,875
			4,873
Diversified Consumer Services - 0.1%
Mac-Gray Corp. 7.625% 8/15/15		680	661
Visant Corp. 10% 10/1/17 (f)		4,915	5,161
			5,822
Hotels, Restaurants & Leisure - 1.4%
GWR Operating Partnership LLP 10.875% 4/1/17 (f)		4,365	4,463
Harrah's Escrow Corp. 12.75% 4/15/18 (f)		7,620	7,087
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	6,173
Landry's Restaurants, Inc. 11.625% 12/1/15		1,385	1,461
MCE Finance Ltd. 10.25% 5/15/18 (f)		7,675	8,548
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,307
6.625% 7/15/15		12,399	10,384
6.75% 4/1/13		2,220	2,020
6.875% 4/1/16		4,440	3,674
7.5% 6/1/16		7,720	6,504
7.625% 1/15/17		5,785	4,917
9% 3/15/20 (f)		3,485	3,729
10.375% 5/15/14		1,535	1,708
11.125% 11/15/17		17,530	20,007
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority:
6.875% 2/15/15		$ 2,783	$ 1,534
11.5% 11/1/17 (f)		7,050	6,310
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		5,275	5,433
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,093
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,512
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	2
6.5% 2/1/14 (b)		11,643	29
6.625% 3/15/18 (b)		11,970	30
6.875% 3/1/16 (b)		12,803	32
7.75% 8/15/16 (b)		14,415	1
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	3,153
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		3,030	3,125
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	259
12.75% 1/15/13 (b)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		996	543
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20 (f)		18,025	19,197
			128,236
Household Durables - 0.2%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		3,020	3,330
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16		6,165	6,127
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,364
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,693
			18,514
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		7,710	8,115
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,637
			9,752
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		8,060	8,624
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,580	5,887
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12 (b)		$ 444	$ 464
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		6,485	6,615
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,705
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	1,427
5.5% 9/15/14		2,000	1,283
5.5% 12/15/16		1,890	964
5.75% 1/15/13		3,145	2,650
6.25% 3/15/11		175	174
6.875% 6/15/18		1,275	626
10.75% 8/1/16		30,415	23,800
11% 8/1/16 pay-in-kind (j)		4,736	3,558
Clear Channel Worldwide Holdings, Inc.:
9.25% 12/15/17		1,490	1,579
9.25% 12/15/17		13,145	14,032
EchoStar Communications Corp. 7.125% 2/1/16		33,535	35,212
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)		11,140	11,391
Gray Television, Inc. 10.5% 6/29/15		1,985	1,985
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	2,960
Liberty Media Corp. 8.5% 7/15/29		6,535	6,306
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0
MDC Partners, Inc. 11% 11/1/16 (f)		845	904
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	731
Net Servicos de Comunicacao SA 7.5% 1/27/20 (f)		5,805	6,618
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (f)		7,365	7,311
10% 8/1/14		3,620	3,801
11.5% 5/1/16		4,920	5,590
11.625% 2/1/14		2,535	2,880
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,280
10.375% 9/1/14 (f)		9,075	9,393
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,550	3,577
Sun Media Corp. Canada 7.625% 2/15/13		635	635
The Reader's Digest Association, Inc. 9.5% 2/15/17 (f)(j)		13,085	12,987
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		$ 33,850	$ 33,765
Univision Communications, Inc. 12% 7/1/14 (f)		16,875	18,436
Videotron Ltd. 6.875% 1/15/14		550	560
			247,710
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18 (f)		10,920	10,920
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,440	6,343
			17,263
Specialty Retail - 0.2%
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	2,529
9.625% 6/1/15 pay-in-kind (j)		4,358	3,834
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	429
10% 11/1/14		725	764
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,425
			16,981
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,654
8.875% 4/1/16		1,650	1,737
			11,391
TOTAL CONSUMER DISCRETIONARY			502,203
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		330	347
16% 3/27/12		150	137
16% 3/27/12 (f)		5,197	4,746
			5,230
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
8.625% 3/1/15		835	721
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp.: - continued
9.375% 12/15/15		$ 2,620	$ 2,247
9.5% 6/15/17		3,670	3,074
			6,042
Food Products - 0.1%
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	6,025
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,885	2,005
Smithfield Foods, Inc. 10% 7/15/14 (f)		5,540	6,364
			14,398
Household Products - 0.0%
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	4,212
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
NBTY, Inc. 9% 10/1/18 (f)		5,005	5,280
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,030
			9,785
TOTAL CONSUMER STAPLES			39,667
ENERGY - 4.8%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,612
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,049
Hercules Offshore, Inc. 10.5% 10/15/17 (f)		4,990	4,142
Pioneer Drilling Co. 9.875% 3/15/18 (f)		3,410	3,478
Pride International, Inc. 6.875% 8/15/20		3,150	3,402
			17,683
Oil, Gas & Consumable Fuels - 4.6%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,115	4,496
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,754
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18		4,090	4,530
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,509
ATP Oil & Gas Corp. 11.875% 5/1/15 (f)		32,370	27,919
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,003
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Berry Petroleum Co.: - continued
10.25% 6/1/14		$ 2,220	$ 2,498
Chaparral Energy, Inc.:
8.5% 12/1/15		4,498	4,386
9.875% 10/1/20 (f)		1,845	1,882
Chesapeake Energy Corp.:
6.5% 8/15/17		13,550	13,906
6.875% 11/15/20		12,030	12,752
7.25% 12/15/18		1,970	2,128
7.625% 7/15/13		11,615	12,631
9.5% 2/15/15		5,630	6,517
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,617
CONSOL Energy, Inc.:
8% 4/1/17 (f)		6,470	6,971
8.25% 4/1/20 (f)		6,645	7,243
Continental Resources, Inc.:
7.125% 4/1/21 (f)		2,540	2,642
8.25% 10/1/19		885	965
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,117
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,226
9.75% 3/1/16		1,660	1,859
Drummond Co., Inc.:
7.375% 2/15/16		6,975	7,062
9% 10/15/14 (f)		8,335	8,773
DTEK Finance BV 9.5% 4/28/15 (f)		3,235	3,340
Energy Transfer Equity LP 7.5% 10/15/20		10,210	10,721
EXCO Resources, Inc. 7.25% 1/15/11		570	570
Forest Oil Corp. 8% 12/15/11		480	508
International Coal Group, Inc. 9.125% 4/1/18		3,690	3,921
InterNorth, Inc. 9.625% 3/16/06 (b)		935	0
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (f)		2,575	2,826
8.375% 7/2/13 (f)		3,355	3,716
9.125% 7/2/18 (f)		3,735	4,561
11.75% 1/23/15 (f)		4,880	6,179
LINN Energy LLC:
7.75% 2/1/21 (f)		9,710	9,771
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
LINN Energy LLC: - continued
8.625% 4/15/20 (f)		$ 9,610	$ 10,187
Mariner Energy, Inc.:
7.5% 4/15/13		2,900	3,005
8% 5/15/17		4,870	5,369
11.75% 6/30/16		4,955	6,231
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,830	3,067
Nakilat, Inc. 6.267% 12/31/33 (Reg. S)		3,360	3,713
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,615
OPTI Canada, Inc.:
7.875% 12/15/14		7,515	5,655
8.25% 12/15/14		1,360	1,023
Pan American Energy LLC 7.875% 5/7/21 (f)		2,045	2,127
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,260
Pemex Project Funding Master Trust 6.625% 6/15/35		2,870	3,150
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		1,800	2,043
8.375% 12/10/18		1,635	2,047
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	23,988
Petroleos de Venezuela SA:
5.25% 4/12/17		10,385	6,023
5.375% 4/12/27		41,035	19,902
5.5% 4/12/37		5,655	2,615
Petroleos Mexicanos:
5.5% 1/21/21 (f)		1,935	2,063
6% 3/5/20 (f)		2,990	3,296
6.625% (f)		3,745	3,784
6.625% 6/15/35 (f)		1,375	1,509
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		4,055	4,116
Petroleum Development Corp. 12% 2/15/18		4,390	4,873
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,114
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,546
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,915
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,681
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,576
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,786
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17		4,265	4,958
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Corp. 8.5% 1/15/20		$ 3,695	$ 4,009
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	601
7.5% 4/1/17		7,600	8,908
7.625% 4/1/37		1,035	1,190
8% 2/1/16		1,160	1,380
8.375% 6/15/32		1,155	1,399
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		2,880	3,132
Venoco, Inc. 11.5% 10/1/17		5,185	5,483
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	5,062
YPF SA 10% 11/2/28		6,170	6,787
			420,687
TOTAL ENERGY			438,370
FINANCIALS - 6.2%
Capital Markets - 0.1%
Bumi Investment Pte Ltd. 10.75% 10/6/17		1,510	1,510
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	5,884
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,844
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	3,571
			12,809
Commercial Banks - 1.4%
African Export-Import Bank 8.75% 11/13/14		4,020	4,533
Akbank T. A. S. 5.125% 7/22/15 (f)		4,605	4,582
Ally Financial, Inc. 7.5% 9/15/20 (f)		19,185	20,192
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	2,300	3,168
Banco Bradesco SA 5.9% 1/16/21 (f)		2,045	2,074
Banco de Credito del Peru 5.375% 9/16/20 (f)		2,055	2,078
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		645	744
BanColombia SA 6.125% 7/26/20		2,000	2,075
Barclays Bank PLC 14.99% 3/18/13 (f)		4,245	4,468
CIT Group, Inc.:
7% 5/1/13		1,854	1,858
7% 5/1/14		2,780	2,766
7% 5/1/15		2,780	2,760
7% 5/1/16		4,634	4,547
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
7% 5/1/17		$ 6,488	$ 6,342
Development Bank of Philippines 8.375% (j)		6,055	6,751
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		22,410	22,690
Export-Import Bank of India 0.73% 6/7/12 (j)	JPY	170,000	1,987
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		7,645	8,486
Intesa Sanpaolo SpA 3.75% 11/23/16	EUR	1,850	2,557
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		2,055	2,060
Kazkommerts International BV 8.5% 4/16/13 (f)		4,855	4,746
KBC IFIMA NV 1.078% 12/14/15 (j)	EUR	1,200	1,487
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,758
SNS Bank NV 3.5% 9/28/20	EUR	1,600	2,192
The State Export-Import Bank of Ukraine JSC 8.4% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		3,475	3,371
US Bank NA 4.375% 2/28/17 (j)	EUR	1,600	2,164
Wells Fargo & Co. 7.98% (j)		2,035	2,157
			124,593
Consumer Finance - 1.8%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	1,221
Ford Motor Credit Co. LLC:
6.625% 8/15/17		9,820	10,434
7% 10/1/13		5,290	5,676
7.25% 10/25/11		12,485	13,106
7.375% 2/1/11		735	749
7.5% 8/1/12		9,230	9,830
8% 6/1/14		5,120	5,627
12% 5/15/15		12,770	16,058
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	12,315
8% 11/1/31		7,330	7,714
GMAC LLC:
6% 4/1/11		1,435	1,437
6.75% 12/1/14		4,285	4,467
8% 11/1/31		70,918	75,705
			164,339
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 2.4%
Azovstal Capital BV 9.125% 2/28/11		$ 1,525	$ 1,538
Bank of America Corp.:
4% 3/28/18 (j)	EUR	2,950	3,871
8% (j)		5,365	5,506
8.125% (j)		7,380	7,601
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,060	2,065
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	1,450	1,893
Broadgate PLC 1.5316% 10/5/25 (j)	GBP	565	728
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (f)		2,920	3,044
8.125% 4/30/20 (f)		6,955	7,390
City of Buenos Aires 12.5% 4/6/15 (f)		7,700	8,270
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	236	432
8.151% 12/31/30	GBP	475	971
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,864
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		1,688	1,675
GMAC, Inc. 8% 3/15/20 (f)		25,720	28,163
Greene King Finance PLC Series A1, 1.1047% 6/15/31 (j)	GBP	1,000	1,194
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		17,475	17,584
8% 1/15/18		24,247	24,399
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,200	2,321
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,781
International Lease Finance Corp.:
5.625% 9/20/13		6,845	6,717
5.65% 6/1/14		8,508	8,253
6.375% 3/25/13		4,313	4,335
6.625% 11/15/13		17,827	17,961
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		3,230	3,004
LBI Escrow Corp. 8% 11/1/17 (f)		7,115	7,765
Myriad International Holding BV 6.375% 7/28/17 (f)		3,345	3,483
NCO Group, Inc. 11.875% 11/15/14		2,185	1,967
Offshore Group Investment Ltd. 11.5% 8/1/15 (f)		8,495	8,962
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		1,795	1,921
TMK Capital SA 10% 7/29/11		6,300	6,546
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		$ 4,285	$ 4,842
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,480
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,508
4.375% 5/19/14	EUR	1,150	1,647
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		14,325	14,876
			224,557
Insurance - 0.2%
American International Group, Inc.:
5.45% 5/18/17		4,290	4,365
5.85% 1/16/18		1,505	1,558
8.25% 8/15/18		5,085	5,924
AXA SA 5.25% 4/16/40 (j)	EUR	2,000	2,708
USI Holdings Corp. 4.2513% 11/15/14 (f)(j)		920	783
			15,338
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		3,555	3,533
7.5% 2/15/20 (f)		4,860	5,103
			8,636
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc. 11.625% 6/15/17		6,420	7,431
Realogy Corp.:
10.5% 4/15/14		4,315	3,689
11.75% 4/15/14 pay-in-kind (j)		4,542	3,633
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)		845	896
Ventas Realty LP 6.5% 6/1/16		980	1,019
			16,668
TOTAL FINANCIALS			566,940
HEALTH CARE - 1.5%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		1,530	1,633
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 1.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14		$ 7,720	$ 8,492
Capella Healthcare, Inc. 9.25% 7/1/17 (f)		3,465	3,708
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (j)		4,095	4,115
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,767
DASA Finance Corp. 8.75% 5/29/18 (f)		2,945	3,298
Gentiva Health Services, Inc. 11.5% 9/1/18 (f)		5,710	6,138
HCA, Inc.:
5.75% 3/15/14		3,377	3,343
6.25% 2/15/13		1,755	1,786
6.375% 1/15/15		1,125	1,119
6.5% 2/15/16		4,220	4,199
6.75% 7/15/13		1,750	1,785
7.25% 9/15/20		23,835	25,444
9.125% 11/15/14		7,020	7,371
9.25% 11/15/16		17,055	18,419
HealthSouth Corp. 8.125% 2/15/20		7,395	7,654
InVentiv Health, Inc. 10% 8/15/18 (f)		905	903
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		4,045	4,136
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	5,045
Rhoen-Klinikum AG 3.875% 3/11/16	EUR	1,400	1,959
Rotech Healthcare, Inc. 10.75% 10/15/15 (f)		2,235	2,224
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,615
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	327
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		684	710
UHS Escrow Corp. 7% 10/1/18 (f)		1,020	1,051
United Surgical Partners International, Inc. 8.875% 5/1/17		895	913
			119,521
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,792
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16 (f)		5,775	5,703
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	113
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
7.625% 7/15/17 (f)		$ 3,900	$ 4,154
7.875% 7/15/20 (f)		7,040	7,568
			17,538
TOTAL HEALTH CARE			140,484
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	600
12% 11/1/14 pay-in-kind		1,433	1,399
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,265
GeoEye, Inc. 9.625% 10/1/15		1,030	1,128
Hexcel Corp. 6.75% 2/1/15		2,350	2,356
			8,748
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		4,505	4,584
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,470	5,275
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,873	6,989
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		813	780
Continental Airlines, Inc. 7.25% 11/10/19		5,065	5,521
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	0
9.5% 9/15/14 (f)		1,374	1,487
10% 8/15/08 (a)		1,255	0
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		9,056	9,463
8.021% 8/10/22		4,222	4,253
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	0
8.875% 6/1/06 (a)		1,355	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,211	2,233
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
8.028% 11/1/17		$ 844	$ 853
United Air Lines, Inc.:
9.875% 8/1/13 (f)		2,140	2,322
12% 11/1/13 (f)		3,415	3,782
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		8,094	9,046
			56,588
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		11,672	12,430
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. 10.625% 3/15/15		595	665
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	868
Casella Waste Systems, Inc. 11% 7/15/14		1,510	1,646
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,858
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,525	3,816
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,407
International Lease Finance Corp.:
4.75% 1/13/12		2,500	2,500
5% 9/15/12		2,715	2,701
6.5% 9/1/14 (f)		4,580	4,878
6.75% 9/1/16 (f)		4,580	4,889
7.125% 9/1/18 (f)		9,160	9,801
8.625% 9/15/15 (f)		7,985	8,544
8.75% 3/15/17 (f)		11,970	12,898
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	11,010
7.75% 1/15/15		2,645	2,671
The Geo Group, Inc. 7.75% 10/15/17 (f)		2,845	3,009
			75,161
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7% 4/21/20 (f)		1,830	1,958
Odebrecht Overseas Ltd. 9.625%		1,620	1,616
			3,574
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		$ 680	$ 690
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	914
			1,604
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		11,050	11,796
13.5% 12/1/15 pay-in-kind (f)		4,393	4,756
			16,552
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18 (f)		650	683
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,337
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,201
Cummins, Inc. 7.125% 3/1/28		1,870	2,108
Navistar International Corp. 8.25% 11/1/21		9,025	9,612
Terex Corp. 10.875% 6/1/16		5,025	5,754
			21,695
Marine - 0.2%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)		10,830	11,372
9.5% 12/15/14		5,215	5,319
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,050
			18,741
Road & Rail - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18		2,465	2,594
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,737
7.625% 12/1/13		1,700	1,764
12.5% 4/1/16		6,785	8,142
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (f)		1,310	1,357
Western Express, Inc. 12.5% 4/15/15 (f)		3,185	3,058
			18,652
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18 (f)		9,000	9,338
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Penhall International Corp. 12% 8/1/14 (b)(f)		$ 1,515	$ 909
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (j)		10,578	11,001
			21,248
Transportation Infrastructure - 0.1%
Trico Shipping AS 11.875% 11/1/14 (f)		9,180	8,193
TOTAL INDUSTRIALS			263,186
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
Avaya, Inc. 9.75% 11/1/15		1,070	1,014
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,135	1,175
6.875% 1/15/20		2,095	2,168
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,510
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	14,586
6.5% 1/15/28		6,570	4,747
ViaSat, Inc. 8.875% 9/15/16		1,335	1,435
			31,635
Electronic Equipment & Components - 0.1%
Reddy Ice Corp.:
11.25% 3/15/15		4,625	4,798
13.25% 11/1/15		3,266	2,939
			7,737
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		8,180	8,732
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		4,145	3,782
Fidelity National Information Services, Inc.:
7.625% 7/15/17 (f)		2,935	3,148
7.875% 7/15/20 (f)		3,910	4,233
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,412
Unisys Corp.:
12.5% 1/15/16		3,030	3,378
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Unisys Corp.: - continued
12.75% 10/15/14 (f)		$ 437	$ 507
14.25% 9/15/15 (f)		350	420
			20,880
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20 (f)		1,640	1,702
8.125% 12/15/17		3,470	3,678
Amkor Technology, Inc. 7.375% 5/1/18 (f)		3,485	3,520
Avago Technologies Finance Ltd. 11.875% 12/1/15		8,455	9,089
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.5% 4/15/18 (f)		2,340	2,480
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		1,625	0
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		3,335	3,543
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	3,967
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,365
			32,344
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	618
TOTAL INFORMATION TECHNOLOGY			101,946
MATERIALS - 3.0%
Chemicals - 0.9%
Ashland, Inc. 9.125% 6/1/17		2,490	2,848
Berry Plastics Corp. 8.25% 11/15/15		4,610	4,691
Braskem Finance Ltd. 7% 5/7/20 (f)		2,000	2,120
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,409
Ferro Corp. 7.875% 8/15/18		1,290	1,334
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,366
MacDermid, Inc. 9.5% 4/15/17 (f)		500	523
Momentive Performance Materials, Inc.:
9.75% 12/1/14		12,445	12,740
10.125% 12/1/14 pay-in-kind (j)		7,860	7,939
11.5% 12/1/16		10,765	10,738
NOVA Chemicals Corp.:
3.7476% 11/15/13 (j)		1,690	1,610
6.5% 1/15/12		5,775	5,992
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		$ 3,735	$ 4,010
PolyOne Corp. 7.375% 9/15/20		1,845	1,896
Solutia, Inc.:
7.875% 3/15/20		2,180	2,376
8.75% 11/1/17		1,100	1,202
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,608
TPC Group LLC 8.25% 10/1/17 (f)		2,195	2,244
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	3,168
			79,814
Construction Materials - 0.0%
Headwaters, Inc. 11.375% 11/1/14		1,025	1,092
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,445
			3,537
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	646
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,190	1,190
9.125% 10/15/20 (f)		4,205	4,205
Berry Plastics Holding Corp.:
4.1672% 9/15/14 (j)		640	550
8.875% 9/15/14		9,755	9,462
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,575
7.5% 12/15/96		3,685	2,837
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	0
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		5,845	0
Temple-Inland, Inc.:
6.625% 1/15/16		165	175
7.875% 5/1/12		3,735	4,012
Vitro SAB de CV:
8.625% 2/1/12 (b)		26,785	12,723
9.125% 2/1/17 (b)		2,210	1,050
			46,425
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		33	156
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aleris International, Inc.: - continued
9.75% 12/15/14 pay-in-kind (b)(j)		$ 2,790	$ 7
CSN Islands XI Corp. 6.875% 9/21/19 (f)		4,290	4,665
Edgen Murray Corp. 12.25% 1/15/15		8,545	6,174
Evraz Group SA 8.875% 4/24/13 (f)		8,050	8,614
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,538
10.625% 9/1/16 (f)		33,980	41,795
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17		17,310	19,321
Gerdau Trade, Inc. 5.75% 1/30/21 (f)		2,080	2,105
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		3,865	3,488
Metinvest BV 10.25% 5/20/15 (f)		3,120	3,292
Novelis, Inc. 11.5% 2/15/15		1,185	1,339
RathGibson, Inc. 11.25% 2/15/14 (b)		5,887	64
Severstal Columbus LLC 10.25% 2/15/18 (f)		7,005	7,355
Southern Copper Corp. 6.75% 4/16/40		3,160	3,381
Teck Resources Ltd.:
9.75% 5/15/14		2,331	2,875
10.25% 5/15/16		4,592	5,579
10.75% 5/15/19		4,301	5,416
			121,164
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (f)		17,065	17,534
Glatfelter 7.125% 5/1/16		550	561
NewPage Corp.:
6.7156% 5/1/12 (j)		1,770	805
11.375% 12/31/14		4,775	4,321
Solo Cup Co. 8.5% 2/15/14		2,140	1,830
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	0
			25,051
TOTAL MATERIALS			275,991
TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 4.9%
Alestra SA de RL de CV 11.75% 8/11/14		4,520	5,074
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,730	$ 2,798
7.875% 1/15/27		4,895	4,822
9% 8/15/31		3,655	3,897
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		22,432	24,227
Frontier Communications Corp.:
8.25% 4/15/17		7,925	8,579
8.5% 4/15/20		16,285	17,710
8.75% 4/15/22		8,630	9,525
Global Crossing Ltd. 12% 9/15/15		10,305	11,645
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		2,010	2,208
Intelsat Bermuda Ltd.:
11.25% 2/4/17		42,616	45,812
12% 2/4/17 pay-in-kind (j)		44,375	47,563
Intelsat Corp.:
9.25% 8/15/14		5,215	5,384
9.25% 6/15/16		8,820	9,393
Intelsat Ltd. 11.25% 6/15/16		27,785	30,216
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,778
Qwest Communications International, Inc.:
7.125% 4/1/18 (f)		6,665	6,965
7.5% 2/15/14		7,555	7,706
7.5% 2/15/14		1,655	1,688
Sprint Capital Corp.:
6.875% 11/15/28		78,465	71,795
6.9% 5/1/19		15,450	15,527
8.75% 3/15/32		65,005	68,255
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,970	1,997
U.S. West Communications:
6.875% 9/15/33		2,535	2,503
7.25% 9/15/25		535	562
7.25% 10/15/35		1,455	1,437
7.5% 6/15/23		460	462
Wind Acquisition Finance SA:
11.75% 7/15/17 (f)		25,225	28,252
12% 12/1/15 (f)		11,630	12,328
			454,108
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.8%
Clearwire Escrow Corp. 12% 12/1/15 (f)		$ 4,260	$ 4,601
Digicel Group Ltd.:
8.875% 1/15/15 (f)		23,300	23,708
9.125% 1/15/15 pay-in-kind (f)(j)		14,920	15,181
10.5% 4/15/18 (f)		30,980	33,613
12% 4/1/14 (f)		9,725	11,232
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		4,220	4,579
9.5% 6/15/16		19,260	20,512
11.5% 6/15/16		8,740	9,505
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		12,125	12,549
Millicom International Cellular SA 10% 12/1/13		21,335	21,948
Mobile Telesystems Finance SA 8% 1/28/12 (f)		2,336	2,464
MTS International Funding Ltd. 8.625% 6/22/20 (f)		4,055	4,663
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	9,398
7.375% 8/1/15		5,220	5,246
NII Capital Corp. 10% 8/15/16		17,925	20,390
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		10,540	10,171
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	11,758
Sprint Nextel Corp. 6% 12/1/16		19,623	19,378
Telecom Personal SA 9.25% 12/22/10 (f)		5,075	5,177
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		4,675	4,850
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		6,120	6,617
			257,540
TOTAL TELECOMMUNICATION SERVICES			711,648
UTILITIES - 1.5%
Electric Utilities - 0.4%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,749
Empresa Distribuidora y Comercializadora Norte SA 10.5% 10/9/17		1,075	1,137
Intergen NV 9% 6/30/17 (f)		17,825	18,850
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,060	5,908
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV: - continued
7.75% 1/20/20 (f)		$ 3,370	$ 4,036
8% 8/7/19 (f)		2,455	2,964
National Power Corp. 6.875% 11/2/16 (f)		2,265	2,650
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.25% 11/1/16 pay-in-kind (j)		2,198	1,170
			39,464
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		4,455	4,811
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,447
8% 3/1/32		3,550	4,165
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,645	4,552
			20,975
Independent Power Producers & Energy Traders - 0.6%
Energy Future Holdings Corp.:
10% 1/15/20 (f)		8,880	8,902
10.875% 11/1/17		9,868	5,871
12% 11/1/17 pay-in-kind (j)		1,461	612
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10% 12/1/20		29,263	29,117
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0
6.4% 7/15/06 (b)		9,815	0
6.625% 11/15/05 (b)		2,200	0
6.725% 11/17/08 (b)(j)		684	0
6.75% 8/1/09 (b)		550	0
6.875% 10/15/07 (b)		1,330	0
6.95% 7/15/28 (b)		1,204	0
7.125% 5/15/07 (b)		235	0
7.375% 5/15/19 (b)		1,400	0
7.875% 6/15/03 (b)		235	0
9.125% 4/1/03 (b)		50	0
9.875% 6/5/03 (b)		4,720	0
GenOn Escrow Corp.:
9.5% 10/15/18 (f)		3,315	3,207
9.875% 10/15/20 (f)		1,105	1,064
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		$ 2,795	$ 3,375
7.39% 12/2/24 (f)		2,880	3,557
Tenaska Alabama Partners LP 7% 6/30/21 (f)		950	940
			56,645
Multi-Utilities - 0.3%
Aquila, Inc. 11.875% 7/1/12 (j)		1,615	1,858
NiSource Finance Corp. 10.75% 3/15/16		18,183	24,028
Utilicorp United, Inc. 7.95% 2/1/11 (e)		39	40
			25,926
TOTAL UTILITIES			143,010
TOTAL NONCONVERTIBLE BONDS			3,183,445
TOTAL CORPORATE BONDS (Cost $3,048,437)			3,311,470
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
1% 9/23/13		5,430	5,452
1.125% 7/30/12		10,121	10,232
1.25% 8/20/13		11,510	11,645
Federal Home Loan Bank:
0.875% 8/22/12		4,890	4,921
1.5% 1/16/13		15,290	15,588
1.875% 6/21/13		36,440	37,549
3.625% 10/18/13		8,705	9,447
Freddie Mac:
1.75% 6/15/12		57,723	58,965
4.125% 12/21/12		4,080	4,393
4.5% 1/15/14		2,625	2,925
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		11,210	13,834
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,695
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp. secured: - continued
5.685% 5/15/12		$ 1,285	$ 1,393
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		335	357
Tennessee Valley Authority:
4.625% 9/15/60		7,740	8,108
5.25% 9/15/39		5,600	6,499
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			193,003
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12		114,643	121,784
U.S. Treasury Obligations - 16.8%
U.S. Treasury Bonds:
3.5% 2/15/39		69,782	67,492
3.875% 8/15/40		76,350	78,915
5.25% 2/15/29		31,710	40,078
6.125% 8/15/29		9,487	13,202
6.25% 8/15/23 (q)		36,125	48,921
7.5% 11/15/16		2,850	3,817
7.5% 11/15/24		10,690	16,204
7.625% 2/15/25		11,000	16,885
7.875% 2/15/21		6,800	10,078
8% 11/15/21		11,000	16,591
8.125% 5/15/21		9,286	14,025
9.875% 11/15/15		11,595	16,521
U.S. Treasury Notes:
0.375% 8/31/12		45,800	45,762
0.75% 8/15/13		53,214	53,418
0.75% 9/15/13		27,404	27,496
1.25% 8/31/15		15,400	15,400
1.375% 11/15/12		7,986	8,141
1.375% 2/15/13		30,123	30,733
1.5% 12/31/13		4,313	4,421
1.75% 4/15/13		36,755	37,869
1.875% 4/30/14		28,912	29,987
1.875% 6/30/15		17,707	18,251
1.875% 8/31/17		7,700	7,695
1.875% 9/30/17		25,000	24,953
2.375% 8/31/14		13,000	13,719
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14		$ 24,851	$ 26,235
2.375% 10/31/14		49,620	52,380
2.375% 7/31/17		20,000	20,663
2.5% 3/31/15		120,549	127,848
2.5% 4/30/15		70,378	74,623
2.625% 7/31/14		66,965	71,297
2.625% 4/30/16		3,137	3,328
2.625% 8/15/20		47,450	47,887
2.75% 11/30/16		10,000	10,628
2.75% 2/15/19		23,501	24,382
3% 9/30/16		37,355	40,297
3% 2/28/17		66,584	71,625
3.125% 8/31/13		11,100	11,905
3.125% 9/30/13		34,572	37,116
3.125% 10/31/16		41,816	45,396
3.125% 1/31/17		30,990	33,588
3.125% 5/15/19		52,907	56,234
3.375% 6/30/13		8,470	9,121
3.625% 8/15/19		18,531	20,381
3.75% 11/15/18		34,582	38,637
3.875% 5/15/18		2,550	2,880
4% 8/15/18		5,478	6,230
4.25% 11/15/17		28,890	33,433
4.5% 5/15/17		13,745	16,069
TOTAL U.S. TREASURY OBLIGATIONS			1,542,757
Other Government Related - 2.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,088
3.125% 6/15/12 (FDIC Guaranteed) (g)		45	47
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (g)		15,000	15,367
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,377
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (g)		29,000	29,736
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	7,112
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,211
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,575
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	20,060
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.: - continued
2.125% 12/21/12 (FDIC Guaranteed) (g)		$ 15,000	$ 15,477
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,632
3% 12/9/11 (FDIC Guaranteed) (g)		3,120	3,215
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (g)		21,000	21,484
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (g)		45	47
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (g)		5,230	5,378
3.125% 12/1/11 (FDIC Guaranteed) (g)		520	536
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,603
TOTAL OTHER GOVERNMENT RELATED			180,945
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,947,621)			2,038,489
U.S. Government Agency - Mortgage Securities - 3.3%

Fannie Mae - 2.2%
1.925% 11/1/35 (j)		870	898
2.071% 7/1/35 (j)		377	392
2.122% 9/1/33 (j)		849	877
2.217% 10/1/34 (j)		1,261	1,308
2.229% 7/1/35 (j)		736	761
2.425% 5/1/35 (j)		454	476
2.566% 6/1/36 (j)		68	71
2.58% 10/1/35 (j)		122	127
2.639% 7/1/35 (j)		514	542
2.73% 11/1/33 (j)		207	217
2.731% 5/1/35 (j)		1,529	1,612
2.764% 9/1/34 (j)		656	686
2.776% 1/1/35 (j)		451	472
2.803% 11/1/36 (j)		75	79
2.814% 2/1/35 (j)		2,291	2,405
2.839% 9/1/36 (j)		277	292
2.842% 7/1/35 (j)		1,124	1,180
2.888% 9/1/35 (j)		1,508	1,587
2.91% 3/1/33 (j)		264	277
3% 9/1/25 (h)		11,500	11,665
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
3.031% 7/1/35 (j)		$ 417	$ 437
3.06% 4/1/36 (j)		596	628
3.097% 11/1/36 (j)		411	434
3.142% 8/1/35 (j)		1,339	1,418
3.261% 10/1/37 (j)		506	530
3.303% 10/1/35 (j)		2,381	2,489
3.5% 10/1/25 (h)(i)		37,000	38,181
3.5% 10/1/25 (h)(i)		44,000	45,404
3.5% 11/1/25 (h)		67,000	68,923
3.5% 10/1/40 (h)		10,000	10,073
3.527% 6/1/47 (j)		234	245
3.636% 2/1/37 (j)		969	1,015
4% 9/1/13		314	328
5% 2/1/16 to 5/1/22		102	108
5.034% 2/1/34 (j)		789	825
5.5% 5/1/15		9	10
5.539% 9/1/35 (j)		1,033	1,094
5.57% 2/1/36 (j)		169	175
5.597% 4/1/36 (j)		1,066	1,113
5.762% 5/1/36 (j)		217	227
6% 6/1/16 to 10/1/16		198	213
6.186% 3/1/37 (j)		196	209
6.5% 12/1/12 to 9/1/32		2,853	3,158
7.5% 1/1/28		79	90
TOTAL FANNIE MAE			203,251
Freddie Mac - 0.3%
1.79% 3/1/37 (j)		1,099	1,132
1.866% 5/1/37 (j)		204	211
1.932% 3/1/35 (j)		327	336
2.414% 6/1/33 (j)		539	563
2.416% 5/1/37 (j)		1,749	1,841
2.452% 5/1/37 (j)		1,168	1,224
2.535% 6/1/37 (j)		476	502
2.545% 10/1/35 (j)		672	703
2.613% 12/1/33 (j)		1,097	1,152
2.625% 5/1/35 (j)		993	1,044
2.639% 7/1/35 (j)		628	657
2.865% 9/1/35 (j)		284	298
3.022% 7/1/35 (j)		378	399
3.065% 1/1/36 (j)		1,386	1,458
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
3.137% 1/1/35 (j)		$ 1,383	$ 1,451
3.152% 4/1/37 (j)		188	197
3.403% 3/1/37 (j)		184	190
3.513% 10/1/36 (j)		720	749
3.706% 5/1/37 (j)		133	139
3.948% 12/1/36 (j)		2,419	2,525
4.195% 4/1/34 (j)		4,664	4,884
4.317% 2/1/36 (j)		127	133
4.5% 8/1/33		519	545
4.692% 4/1/35 (j)		1,349	1,429
4.76% 1/1/37 (j)		686	717
5.084% 1/1/36 (j)		125	130
5.138% 4/1/35 (j)		57	60
5.183% 10/1/35 (j)		92	97
5.228% 2/1/36 (j)		34	36
5.527% 1/1/36 (j)		399	415
5.54% 3/1/36 (j)		1,821	1,890
6.009% 6/1/37 (j)		65	68
6.105% 6/1/37 (j)		152	160
6.194% 7/1/36 (j)		222	234
6.29% 8/1/37 (j)		379	398
6.431% 2/1/37 (j)		142	149
6.5% 10/1/10 to 3/1/22		3,850	4,181
7.22% 4/1/37 (j)		9	9
8.5% 3/1/20		5	6
TOTAL FREDDIE MAC			32,312
Ginnie Mae - 0.8%
5.492% 4/20/60 (n)		8,965	10,140
5.5% 1/20/60 to 3/20/60 (n)		40,180	45,239
5.691% 10/20/59 (n)		13,285	14,847
7% 9/15/25 to 8/15/31		53	59
7.5% 2/15/22 to 8/15/28		100	114
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			70,411
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $300,093)			305,974
Asset-Backed Securities - 0.1%
		Principal Amount (000s) (c)	Value (000s)
Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.148% 3/25/17 (j)	EUR	1,009	$ 1,210
Auto ABS Compartiment Series 2006-1 Class B, 1.134% 7/25/17 (j)	EUR	500	650
Clock Finance BV Series 2007-1:
Class B2, 1.111% 2/25/15 (j)	EUR	700	859
Class C2, 1.291% 2/25/15 (j)	EUR	400	474
Geldilux Ltd. Series 2007-TS Class C, 1.297% 9/8/14 (j)	EUR	400	425
Lambda Finance BV Series 2007-1X Class A2, 1.039% 9/20/31 (j)	EUR	321	422
Leek Finance PLC:
Series 17X Class A2A, 0.8714% 12/21/37 (j)	GBP	178	271
Series 18X Class BC, 1.279% 9/21/38 (j)	EUR	600	709
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.55% 3/10/17 (j)	EUR	1,000	351
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	76
TOTAL ASSET-BACKED SECURITIES (Cost $6,955)			5,447
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.168% 2/17/52 (j)	EUR	800	1,045
Granite Mortgages PLC 1.0514% 3/20/44 (j)	GBP	273	403
Shield BV Series 1 Class C, 1.251% 1/20/14 (j)	EUR	900	1,185
TOTAL PRIVATE SPONSOR			2,633
U.S. Government Agency - 2.5%
Fannie Mae:
floater:
Series 2006-56 Class PF, 0.6063% 7/25/36 (j)		7,085	7,094
Series 2010-111 Class AF, 0.665% 10/25/40 (j)		11,730	11,738
Series 2006-127 Class FD, 0.5363% 7/25/36 (j)		6,386	6,360
Series 2006-44 Class FK, 0.6863% 6/25/36 (j)		2,413	2,415
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2005-38 Class F, 0.5563% 5/25/35 (j)		12,146	12,110
Series 2005-56 Class F, 0.5463% 7/25/35 (j)		9,441	9,404
Series 2006-50 Class BF, 0.6563% 6/25/36 (j)		7,283	7,280
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
floater:
Series 2006-79 Class PF, 0.6563% 8/25/36 (j)		$ 4,860	$ 4,859
Series 2010-86 Class FE, 0.7063% 8/25/25 (j)		4,268	4,288
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		114	123
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,640
Series 2003-70 Class BJ, 5% 7/25/33		890	987
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,083
Series 2004-81 Class KD, 4.5% 7/25/18		3,035	3,247
Series 2005-52 Class PB, 6.5% 12/25/34		1,493	1,615
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		393	431
Series 2004-95 Class AN, 5.5% 1/25/25		1,338	1,445
Series 2005-117, Class JN, 4.5% 1/25/36		808	862
Series 2005-29 Class KA, 4.5% 2/25/35		1,898	2,011
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,835
Series 2003-79 Class FC, 0.7063% 8/25/33 (j)		5,163	5,176
Series 2008-76 Class EF, 0.7563% 9/25/23 (j)		2,819	2,826
Freddie Mac:
floater Series 237 Class F16, 0.7573% 5/15/36 (j)		4,962	4,966
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		228	251
Series 2115 Class PE, 6% 1/15/14		63	67
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7573% 1/15/30 (j)		687	687
Series 2630 Class FL, 0.7573% 6/15/18 (j)		104	105
Series 3247 Class F, 0.6073% 8/15/36 (j)		7,126	7,104
Series 3255 Class FC, 0.5573% 12/15/36 (j)		7,930	7,893
Series 3279 Class FB, 0.5773% 2/15/37 (j)		2,224	2,219
Series 3325 Class NF, 0.5573% 8/15/35 (j)		7,998	7,973
Series 3346 Class FA, 0.4873% 2/15/19 (j)		14,234	14,236
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		436	477
Series 2381 Class OG, 5.5% 11/15/16		313	341
Series 2425 Class JH, 6% 3/15/17		560	616
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,787
Series 2695 Class DG, 4% 10/15/18		3,865	4,169
Series 2831 Class PB, 5% 7/15/19		3,990	4,415
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2866 Class XE, 4% 12/15/18		$ 5,780	$ 6,089
Series 2996 Class MK, 5.5% 6/15/35		547	607
Series 3122 Class FE, 0.5573% 3/15/36 (j)		6,471	6,475
Series 3147 Class PF, 0.5573% 4/15/36 (j)		5,433	5,432
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		649	715
Series 2570 Class CU, 4.5% 7/15/17		120	124
Series 2572 Class HK, 4% 2/15/17		129	131
Series 2627:
Class BG, 3.25% 6/15/17		92	95
Class KP, 2.87% 12/15/16		72	73
Series 2668 Class AZ, 4% 9/15/18		3,306	3,580
Series 2860 Class CP, 4% 10/15/17		98	99
Series 2887 Class EB, 4.5% 11/15/19		5,100	5,625
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,816
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,658
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,362
Series 2863 Class DB, 4% 9/15/14		155	157
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.5873% 7/20/60 (j)(n)		5,729	5,740
Series 2010-H19 Class FG, 0.6269% 8/20/60 (j)(n)		7,440	7,440
floater 0.5573% 1/20/31 (j)		3,063	3,066
Series 2003-42 Class FH, 0.7073% 5/20/33 (j)		1,368	1,380
Series 2004-59 Class FC, 0.5573% 8/16/34 (j)		2,701	2,711
0.5578% 9/1/60 (j)(n)		5,840	5,840
Government National Mortgage Association pass thru certificates floater Series 2010-85 Class AF, 0.6073% 12/20/39 (j)		10,278	10,294
TOTAL U.S. GOVERNMENT AGENCY			231,644
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $229,505)			234,277
Commercial Mortgage Securities - 0.1%
		Principal Amount (000s) (c)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class A, 0.8509% 1/15/17 (j)	GBP	500	$ 668
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.2878% 10/22/37 (j)	GBP	1,000	911
FCC Proudreed Properties Class A, 1.126% 8/18/17 (j)	EUR	490	582
German Residential Asset Note Distributor PLC Series 1 Class A, 1.101% 7/20/16 (j)	EUR	1,244	1,459
London & Regional Debt Securitisation No. 1 PLC Class A, 0.8609% 10/15/14 (j)	GBP	650	919
REC Plantation Place Ltd. Series 5 Class A, 0.9713% 7/25/16 (Reg. S) (j)	GBP	874	1,195
Silver Maple Investment Co. Ltd. Class 2A, 1.056% 4/30/14 (j)	EUR	700	905
Skyline BV Series 2007-1 Class D, 1.686% 7/22/43 (j)	EUR	1,100	876
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,686)			7,515
Foreign Government and Government Agency Obligations - 23.3%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		3,190	3,425
6.875% 4/30/40 (f)		4,395	4,944
9.8994% to 10.27% 2/1/11 to 5/31/11	EGP	76,625	12,852
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,925	8,213
par 2.5% 12/31/38 (e)		7,920	3,208
0.6586% 8/3/12 (j)		17,338	15,724
7% 3/28/11		90,805	91,408
7% 9/12/13		69,215	64,647
7% 10/3/15		3,580	3,150
7% 4/17/17		4,095	3,355
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,219
Banco Central del Uruguay:
value recovery A rights 1/2/21 (m)		1,000,000	0
value recovery B rights 1/2/21 (m)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		2,606	2,762
Belarus Republic 8.75% 8/3/15		1,920	1,988
Bermuda Government 5.603% 7/20/20 (f)		1,935	2,090
Brazilian Federative Republic:
5.625% 1/7/41		6,275	6,824
6% 9/15/13		850	890
8.75% 2/4/25		2,310	3,384
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Brazilian Federative Republic: - continued
11% 8/17/40		$ 6,450	$ 8,933
12.25% 3/6/30		2,620	4,978
12.5% 1/5/22	BRL	4,375	3,184
Buenos Aires Province 11.75% 10/5/15 (f)		1,635	1,622
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,685	1,982
Canadian Government:
2.5% 6/1/15	CAD	49,400	49,282
3.5% 6/1/20	CAD	127,900	132,205
5% 6/1/37	CAD	24,700	30,953
Cayman Island Government 5.95% 11/24/19 (f)		1,855	1,980
Central Bank of Nigeria warrants 11/15/20 (a)		2,750	495
Chilean Republic 3.875% 8/5/20		1,920	1,997
Colombian Republic:
6.125% 1/18/41		3,515	4,025
7.375% 9/18/37		6,100	8,037
10.375% 1/28/33		2,890	4,638
11.75% 2/25/20		2,910	4,591
Congo Republic 3% 6/30/29 (e)		11,595	6,725
Croatia Republic:
6.625% 7/14/20 (f)		3,085	3,340
6.75% 11/5/19 (f)		2,785	3,038
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (f)		2,925	3,196
8.25% 10/24/12 (f)		4,175	4,535
Dominican Republic:
1.5704% 8/30/24 (j)		4,983	4,497
7.5% 5/6/21 (f)		4,405	4,978
9.04% 1/23/18 (f)		3,793	4,494
Ecuador Republic 5% 2/28/25		1,580	1,106
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,079
7.65% 6/15/35 (Reg. S)		3,285	3,572
7.75% 1/24/23 (Reg. S)		1,900	2,147
8.25% 4/10/32 (Reg. S)		1,435	1,629
French Republic:
OAT:
3.5% 4/25/20	EUR	28,745	41,941
4.5% 4/25/41	EUR	8,225	13,815
2% 7/12/15	EUR	17,625	24,294
4% 4/25/55	EUR	5,750	9,161
Gabonese Republic 8.2% 12/12/17 (f)		4,550	5,289
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Georgia Republic 7.5% 4/15/13		$ 8,690	$ 8,907
German Federal Republic:
1.75% 10/9/15	EUR	102,600	141,642
3% 7/4/20	EUR	137,310	198,899
4.75% 7/4/40	EUR	20,900	39,000
5% 7/4/12	EUR	150	219
Ghana Republic:
8.5% 10/4/17 (f)		3,930	4,500
14.25% 7/29/13	GH	3,400	2,453
14.99% 3/11/13	GH	7,220	5,271
Government of the Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (f)		3,275	3,300
Hungarian Republic:
4.75% 2/3/15		1,670	1,695
6.25% 1/29/20		3,390	3,606
Indonesian Republic:
5.875% 3/13/20 (f)		6,015	6,917
6.625% 2/17/37 (f)		4,700	5,699
6.875% 1/17/18 (f)		3,830	4,625
7.75% 1/17/38 (f)		4,510	6,134
8.5% 10/12/35 (Reg. S)		4,790	6,969
11.625% 3/4/19 (f)		4,145	6,394
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		13,790	12,825
Italian Republic:
3.5% 6/1/14	EUR	14,450	20,323
3.75% 8/1/15	EUR	21,150	30,031
4% 9/1/20	EUR	23,700	32,630
4.25% 3/1/20	EUR	18,350	25,936
4.5% 3/1/26	EUR	15,350	21,125
5% 9/1/40	EUR	21,250	30,137
Japan Government:
0.4% 5/15/11	JPY	7,191,200	86,296
1.1% 6/20/20	JPY	5,680,000	69,361
1.9% 9/20/30	JPY	3,130,000	38,711
2.3% 3/20/40	JPY	2,010,000	26,787
Lebanese Republic 4% 12/31/17		6,784	6,631
Lithuanian Republic:
5.125% 9/14/17 (f)		1,670	1,649
6.75% 1/15/15 (f)		2,995	3,246
7.375% 2/11/20 (f)		3,180	3,554
Ontario Province 4.4% 6/2/19	CAD	9,900	10,336
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,592
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Peruvian Republic:
3% 3/7/27 (e)		$ 1,611	$ 1,402
7.35% 7/21/25		2,635	3,412
Philippine Republic:
4% 1/15/21		1,635	1,632
6.375% 10/23/34		1,815	2,110
6.5% 1/20/20		2,960	3,545
10.625% 3/16/25		2,040	3,284
Polish Government 3.875% 7/16/15		4,595	4,783
Provincia de Cordoba 12.375% 8/17/17 (f)		4,670	4,670
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,550	7,374
Republic of Serbia 6.75% 11/1/24 (f)		22,939	22,538
Russian Federation:
3.625% 4/29/15 (f)		5,500	5,544
5% 4/29/20 (f)		11,000	11,454
7.5% 3/31/30 (Reg. S)		61,012	72,986
12.75% 6/24/28 (Reg. S)		8,740	15,907
Turkish Republic:
5.625% 3/30/21		4,440	4,833
6.75% 4/3/18		6,910	8,102
6.75% 5/30/40		4,395	5,028
6.875% 3/17/36		12,320	14,369
7% 9/26/16		7,190	8,484
7.25% 3/15/15		3,890	4,561
7.25% 3/5/38		8,050	9,761
7.375% 2/5/25		13,955	17,269
7.5% 7/14/17		7,085	8,600
11.875% 1/15/30		2,570	4,555
UK Treasury GILT:
2.75% 1/22/15	GBP	4,700	7,734
3.25% 12/7/11	GBP	20,550	33,300
4.25% 12/7/40	GBP	44,275	73,411
4.75% 3/7/20	GBP	48,700	87,805
Ukraine Cabinet of Ministers 6.875% 3/4/11 (Reg. S)		20,120	20,221
Ukraine Government:
6.385% 6/26/12 (f)		1,845	1,863
6.75% 11/14/17 (f)		5,725	5,603
6.875% 9/23/15 (f)		1,675	1,681
7.75% 9/23/20 (f)		1,680	1,686
United Mexican States:
4.25% 7/14/17	EUR	750	1,039
5.125% 1/15/20		1,970	2,201
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
United Mexican States: - continued
5.625% 1/15/17		$ 3,328	$ 3,811
6.05% 1/11/40		10,904	12,485
6.75% 9/27/34		2,790	3,467
7.5% 4/8/33		1,770	2,345
8.3% 8/15/31		1,710	2,432
Uruguay Republic:
6.875% 9/28/25		1,675	2,002
7.875% 1/15/33 pay-in-kind		2,665	3,484
8% 11/18/22		7,512	9,671
Venezuelan Republic:
oil recovery rights 4/15/20 (m)		3,260	86
1.5125% 4/20/11 (Reg. S) (j)		40,800	39,372
6% 12/9/20		4,800	2,784
7% 3/31/38		4,180	2,299
8.5% 10/8/14		5,480	4,548
9% 5/7/23 (Reg. S)		20,260	13,645
9.25% 9/15/27		13,915	9,984
9.375% 1/13/34		5,330	3,531
10.75% 9/19/13		12,303	11,565
12.75% 8/23/22		2,455	2,105
13.625% 8/15/18		15,230	14,164
Vietnamese Socialist Republic:
1.2997% 3/12/16 (j)		3,231	3,061
4% 3/12/28 (e)		11,950	10,337
6.75% 1/29/20 (f)		3,650	4,015
6.875% 1/15/16 (f)		2,565	2,834
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,980,174)			2,145,995
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (f)		4,240	4,664
European Investment Bank 11.25% 12/2/11 (f)	ZMK	11,600,000	2,473
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $6,741)			7,137
Common Stocks - 0.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Intermet Corp. (a)(o)	113,725	$ 0
Remy International, Inc. (a)	40,800	449
Media - 0.3%
Charter Communications, Inc. Class A (a)	85,606	2,782
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	32
HMH Holdings, Inc. (a)(o)	2,590,144	14,893
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	318
RDA Holding Co. (a)	262,974	4,997
RDA Holding Co. warrants 2/19/14 (a)(o)	9,559	0
SuperMedia, Inc. (a)	7,045	74
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
		23,157
TOTAL CONSUMER DISCRETIONARY		23,606
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.1%
Delta Air Lines, Inc. (a)	811,153	9,442
Building Products - 0.1%
Nortek, Inc. (a)	266,722	10,415
Nortek, Inc. warrants 12/7/14 (a)	7,154	102
		10,517
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		19,966
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(o)	546,000	0
MagnaChip Semiconductor LLC (a)	392,246	55
Spansion, Inc. Class A (a)	188,207	2,817
		2,872
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese Corp. Class A	8,316	$ 267
Georgia Gulf Corp. (a)	591,147	9,659
LyondellBasell Industries NV:
Class A (a)	468,693	11,202
Class B (a)	429,456	10,243
		31,371
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,200	71
Metals & Mining - 0.0%
Aleris International, Inc. (o)	38,307	1,437
Rathgibson Acquisition Co. LLC Class A (a)(o)	286,500	1,639
		3,076
TOTAL MATERIALS		34,518
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	148
TOTAL COMMON STOCKS (Cost $113,580)		81,110
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 4.50%	7,500	638
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (f)	21,976	19,943
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00% (a)	119	$ 0 *
TOTAL NONCONVERTIBLE PREFERRED STOCKS		19,943
TOTAL PREFERRED STOCKS (Cost $12,183)		20,581
Floating Rate Loans - 5.1%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Visteon Corp. term loan 4.426% 6/13/13 (b)(j)	$ 20,095	21,703
Diversified Consumer Services - 0.3%
ServiceMaster Co.:
term loan 2.7724% 7/24/14 (j)	6,283	5,922
Tranche DD, term loan 2.77% 7/24/14 (j)	647	610
Thomson Learning Tranche B, term loan 2.54% 7/5/14 (j)	12,737	11,447
Visant Corp. Tranche B, term loan 7% 12/22/16 (j)	4,660	4,683
		22,662
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.2602% 2/16/14 (b)(j)	140	105
Las Vegas Sands LLC:
Tranche B, term loan 3.03% 11/23/16 (j)	469	426
Tranche I, term loan 3.01% 11/23/16 (j)	95	86
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.6774% 6/14/13 (j)	41	37
term loan 2.875% 6/14/14 (j)	419	383
		1,037
Media - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (j)	18,553	18,113
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.7577% 6/12/14 (j)	25,101	23,092
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Idearc, Inc. term loan 10.25% 12/31/15 (j)	$ 1,379	$ 1,076
Univision Communications, Inc. Tranche 1LN, term loan 2.5063% 9/29/14 (j)	32,866	28,963
		71,244
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.535% 5/28/13 (j)	6,637	6,305
Michaels Stores, Inc.:
Tranche B1, term loan 2.6343% 10/31/13 (j)	9,277	8,964
Tranche B2, term loan 4.8843% 7/31/16 (j)	21,789	21,354
		36,623
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.5063% 4/4/14 (j)	1,580	1,477
TOTAL CONSUMER DISCRETIONARY		154,746
CONSUMER STAPLES - 0.1%
Personal Products - 0.0%
NBTY, Inc. Tranche B, term loan 6.25% 9/22/17 (j)	1,500	1,519
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. term loan:
6.25% 8/6/15 (j)	2,755	2,752
6.5% 5/5/16 (j)	1,985	1,990
		4,742
TOTAL CONSUMER STAPLES		6,261
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.3125% 5/7/14 (j)	379	356
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.9063% 1/29/16 (j)	14,588	11,397
Real Estate Management & Development - 0.4%
Realogy Corp.:
Credit-Linked Deposit 3.35% 10/10/13 (j)	854	760
Tranche 2LN, term loan 13.5% 10/15/17	12,670	13,557
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.2579% 10/10/13 (j)	$ 6,267	$ 5,578
Tranche DD, term loan 3.3092% 10/10/13 (j)	16,334	14,537
		34,432
TOTAL FINANCIALS		45,829
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5063% 4/10/14 (j)	2,038	1,890
Valeant Pharmaceuticals International:
term loan 0.75% 9/21/16 (j)	134	135
Tranche B, term loan 5.5% 9/21/16 (j)	536	539
		2,564
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 14.25% 2/21/14 (j)	101	70
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6.01% 3/28/14 (j)	67	66
		136
Airlines - 0.4%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (j)	465	471
Tranche 2LN, term loan 3.5073% 4/30/14 (j)	10,186	9,626
Northwest Airlines Corp. Tranche A, term loan 2.29% 12/31/18 (j)	10,094	8,479
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (j)	12,346	11,636
US Airways Group, Inc. term loan 2.7563% 3/23/14 (j)	8,665	7,517
		37,729
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.425% 2/7/15 (j)	650	559
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (j)	5,740	5,855
Tranche 2LN, term loan 7% 3/17/16 (j)	4,210	4,284
		10,698
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.775% 12/3/14 (j)	$ 12,183	$ 11,422
Tomkins PLC Tranche B, term loan 6.75% 9/21/16 (j)	9,920	10,019
		21,441
Machinery - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.1119% 5/4/15 pay-in-kind (j)	4,050	3,908
Road & Rail - 0.1%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (j)	6,594	6,445
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7844% 11/30/14 (b)(j)	810	122
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
9/21/11	173	173
13.5% 9/21/11	372	372
		545
TOTAL INDUSTRIALS		81,024
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5073% 10/1/14 (j)	981	930
Tranche B A2, term loan 2.5063% 10/1/14 (j)	2,107	1,997
Tranche B A3, term loan 2.5094% 10/1/14 (j)	2,459	2,330
Tranche B-A, term loan 2.5093% 10/1/14 (j)	3,414	3,261
Tranche B-B, term loan 2.5094% 10/1/12 (j)	3,281	3,199
		11,717
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.5094% 12/1/16 (j)	22,027	20,237
Spansion, Inc. term loan 7.5% 2/9/15 (j)	11,602	11,674
		31,911
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.0394% 6/11/14 (j)	11,740	11,153
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc.: - continued
Tranche 2LN, term loan 6.2834% 6/11/15 (j)	$ 1,790	$ 1,683
Open Solutions, Inc. term loan 2.625% 1/23/14 (j)	232	193
		13,029
TOTAL INFORMATION TECHNOLOGY		56,657
MATERIALS - 0.3%
Chemicals - 0.2%
Chemtura Corp. term loan 6% 2/1/11 (j)	1,335	1,343
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5625% 12/4/13 (j)	14,968	14,219
Tronox Worldwide LLC:
Tranche B 1LN, term loan 11.25% 12/24/10 (j)	1,281	1,292
Tranche B 2LN, term loan 11.25% 12/24/10 (j)	344	347
		17,201
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.3761% 4/3/15 (j)	8,818	8,068
Metals & Mining - 0.0%
Aleris International, Inc. Tranche B 1LN, term loan 4.25% 12/19/13 (b)(j)	633	1
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 12/1/10 (j)	308	305
Tranche 1LN, term loan 7% 5/8/14 (b)(j)	1,487	37
Tranche DD, term loan 6.7163% 12/1/10 (j)(p)	107	106
		448
TOTAL MATERIALS		25,718
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.7231% 3/21/15 (j)	2,840	2,840
Tranche B 1LN, term loan 3.7231% 5/26/13 (j)	1,271	1,252
Tranche C 1LN, term loan 4.7231% 5/26/14 (j)	1,271	1,252
		5,344
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (j)	$ 954	$ 937
Intelsat Jackson Holdings Ltd. term loan 3.5333% 2/1/14 (j)	17,225	16,084
		17,021
TOTAL TELECOMMUNICATION SERVICES		22,365
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7577% 10/10/14 (j)	25,054	19,448
Tranche B2, term loan 3.9233% 10/10/14 (j)	30,716	23,843
Tranche B3, term loan 3.7577% 10/10/14 (j)	35,320	27,373
		70,664
Independent Power Producers & Energy Traders - 0.0%
GenOn Energy, Inc. Tranche B, term loan 9/20/17	1,975	1,970
TOTAL UTILITIES		72,634
TOTAL FLOATING RATE LOANS (Cost $414,579)		468,154
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation - Citibank 1.25% 12/14/19 (j) (Cost $5,124)	6,864	6,384
Fixed-Income Funds - 3.2%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $228,657)	3,003,090	290,549
Preferred Securities - 0.3%
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Net Servicos de Comunicacao SA 9.25% (f)	$ 13,900	$ 14,130
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	18,052	18,069
TOTAL PREFERRED SECURITIES (Cost $31,681)		32,199
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a)	8,380,000	168
Idearc, Inc. Claim (a)	1,675,371	0
TOTAL OTHER (Cost $94)		168
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.25% (l) (Cost $373,615)	373,615,104	373,615
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $8,708,725)		9,329,064
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(136,952)
NET ASSETS - 100%		9,192,112
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.682% with JPMorgan Chase, Inc.	August 2012	$ 32,000	$ (74)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.27% with Credit Suisse First Boston	August 2040	8,877	80
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	6,000	(1,701)
Receive semi-annually a fixed rate equal to 3.34291% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2040	8,877	0
		$ 55,754	$ (1,695)
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
GH	-	Ghana Cedi
JPY	-	Japanese yen
ZMK	-	Zambian kwacha
Legend
(a) Non-income producing
(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,395,999,000 or 15.2% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $180,945,000 or 2.0% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(m) Quantity represents share amount.
(n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,969,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 41,642
Intermet Corp.	11/9/05	$ 2,153
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $56,000 and $56,000, respectively. The coupon rate will be determined at time of settlement.

(q) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of the securities pledged amounted to $1,205,000.
*Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 552
Fidelity Floating Rate Central Fund	8,524
Total	$ 9,076
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,878	$ 28,209	$ 116,003	$ 290,549	10.3%
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,606	$ 3,305	$ -	$ 20,301
Energy	638	-	638	-
Financials	19,943	-	19,943	-
Industrials	19,966	19,857	-	109
Information Technology	2,872	2,817	-	55
Materials	34,518	31,442	1,437	1,639
Telecommunication Services	-	-	-	-
Utilities	148	148	-	-
Corporate Bonds	3,311,470	-	3,306,799	4,671
U.S. Government and Government Agency Obligations	2,038,489	-	2,038,489	-
U.S. Government Agency - Mortgage Securities	305,974	-	305,974	-
Asset-Backed Securities	5,447	-	5,447	-
Collateralized Mortgage Obligations	234,277	-	234,277	-
Commercial Mortgage Securities	7,515	-	6,847	668
Foreign Government and Government Agency Obligations	2,145,995	-	2,142,597	3,398
Supranational Obligations	7,137	-	7,137	-
Floating Rate Loans	468,154	-	468,153	1
Sovereign Loan Participations	6,384	-	6,384	-
Fixed-Income Funds	290,549	290,549	-	-
Preferred Securities	32,199	-	32,199	-
Other	168	-	-	168
Money Market Funds	373,615	373,615	-	-
Total Investments in Securities:	$ 9,329,064	$ 721,733	$ 8,576,321	$ 31,010
Derivative Instruments:
Assets
Swap Agreements	$ 80	$ -	$ 80	$ -
Liabilities
Swap Agreements	$ (1,775)	$ -	$ (1,775)	$ -
Total Derivative Instruments:	$ (1,695)	$ -	$ (1,695)	$ -
Other Financial Instruments:
Forward Commitments:	$ 83,585	$ -	$ 83,585	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,556
Total Realized Gain (Loss)	(739)
Total Unrealized Gain (Loss)	658
Cost of Purchases	27,351
Proceeds of Sales	(15,191)
Amortization/Accretion	229
Transfers in to Level 3	16,742
Transfers out of Level 3	(10,596)
Ending Balance	$ 31,010
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (579)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $8,614,086,000. Net unrealized appreciation aggregated $714,978,000, of which $869,972,000 related to appreciated investment securities and $154,994,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010